Acquisitions - Additional Information (Detail) ¥ in Thousands, $ in Thousands							12 Months Ended
		Sep. 30, 2014 CNY (¥)	Aug. 10, 2014 CNY (¥)	May. 31, 2014 CNY (¥) shares	Apr. 30, 2013 CNY (¥)	Feb. 28, 2013 CNY (¥)	Dec. 31, 2016	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥) Tranche	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Business Acquisition [Line Items]
Changes in the fair value of contingent purchase consideration payables								$ 6,688	¥ 43,325	¥ 22,629	¥ 55,882
Other acquisitions
Business Acquisition [Line Items]
Business acquisition, total purchase consideration										64,232
Contingent ordinary shares issuance	[1],[2],[3]									7,339
Changes in the fair value of contingent purchase consideration payables									9,455
Fair value of contingent consideration in shares									16,350
Fair value of contingent consideration in shares reclassified to additional paid in capital									¥ 4,543
Beijing Yichengtaihe Investment Co., Ltd
Business Acquisition [Line Items]
Business acquisition, acquisition date		Sep. 30, 2014
Business acquisition, total purchase consideration		¥ 198,846
Business acquisition, equity interests acquired		100.00%
Aipu Group
Business Acquisition [Line Items]
Business acquisition, acquisition date				May 31, 2014
Business acquisition, total purchase consideration				¥ 748,971
Business acquisition, equity interests acquired				50.00%
Business acquisition, equity interests share acquired | shares				1
Minority interest ownership percentage									50.00%
Number of tranches | Tranche									3
Business acquisition, equity interests held by non controlling interest holders maximum percentage of eligible shares to be put each year by option exercise right								28.00%	28.00%
Aipu Group | Scenario, Forecast
Business Acquisition [Line Items]
Business acquisition, equity interests held by non controlling interest holders maximum percentage of eligible shares to be put each year by option exercise right							11.00%
Aipu Group | Floor
Business Acquisition [Line Items]
Financial and operational performance targeted amount used to compute put option exercise price									¥ 700
Aipu Group | Ceiling
Business Acquisition [Line Items]
Financial and operational performance targeted amount used to compute put option exercise price									800
Dermot Entities
Business Acquisition [Line Items]
Business acquisition, acquisition date			Aug. 10, 2014
Business acquisition, total purchase consideration			¥ 953,567
Business acquisition, equity interests acquired			100.00%
Contingent ordinary shares issuance	[2],[4],[5]		¥ 355,067
Dermot Entities | Restricted Stock Units (RSUs)
Business Acquisition [Line Items]
Contingent ordinary shares issuance			¥ 237,874
WiFire BJ and Yilong
Business Acquisition [Line Items]
Business acquisition, acquisition date						Feb. 28, 2013
Business acquisition, total purchase consideration						¥ 73,389
Business acquisition, equity interests acquired						100.00%
Fair value of contingent consideration in shares											10,082
Fair value of contingent consideration in shares reclassified to additional paid in capital										7,762	15,960
iJoy Holding Limited ("iJoy BVI")
Business Acquisition [Line Items]
Business acquisition, acquisition date					Apr. 30, 2013
Business acquisition, total purchase consideration					¥ 96,957
Business acquisition, equity interests acquired					100.00%
Changes in the fair value of contingent purchase consideration payables									¥ 19,725
Fair value of contingent consideration in shares reclassified to additional paid in capital										¥ 21,076	¥ 31,956

[1]	As the contingent consideration of GD Tianying in shares is predominately derived from a financial and operational performance parameter other than the fair value of the issuer's shares, it is liability-classified and is remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense. The contingent consideration related to fiscal year 2014 has been resolved and remeasured in September 2015, with its fair value of RMB4,543 reclassified to additional paid in capital. The Company subsequently issued 225,262 Shares in September 2015 for the contingent consideration related to GD Tianying's 2014 performance.
[2]	The Company determined the fair value of the contingent share consideration with the assistance of an independent third party valuation firm.
[3]	The contingent consideration in both cash and shares are determined based on the achievement by Guangdong Tianying Information Technology Co., Ltd. ("GD Tianying") of certain financial and operational targets in accordance with the sales and purchase agreement for the fiscal years 2014, 2015 and 2016 as well as compliance to the terms of the sales and purchase agreement. The above contingent consideration amounts were derived from the Company's assessment of whether GD Tianying will meet the contractually stipulated targets. The outstanding contingent consideration related to fiscal 2016 has been recorded in the "Amount due to related parties" balance within the Company's Consolidated Balance Sheets
[4]	As the contingent consideration in shares is predominately derived from a financial performance parameter other than the fair value of the issuer's shares, it is liability-classified and is remeasured at the end of each reporting period with an adjustment for fair value recorded to the current period expense. The contingent consideration related to fiscal year 2014 has been resolved and remeasured in April 2015, with its fair value of RMB210,000 reclassified to additional paid in capital. The Company subsequently issued 1,923,556 ADS in April 2015 in relation to this.
[5]	The contingent consideration in shares are determined based on the achievement by Dermot Entities of certain financial targets in accordance with the sales and purchase agreement for the fiscal years 2014 and 2015 as well as compliance to the terms of the sales and purchase agreement. The above contingent consideration amounts were derived from the Company's assessment of whether Dermot Entities will meet the contractually stipulated targets. The outstanding contingent consideration related to fiscal year 2015 has been recorded in the "Amount due to related parties" balance within the Company's consolidated balance sheets.